Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense	$ 2,683	$ 2,609	$ 504
Deferred income tax expense (benefit)	(9)	139	121
Income tax expense (benefit)	$ 2,674	$ 2,748	$ 625